SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

U.S. GOVERNMENT SECURITIES—45.8%
U.S. Treasury Bond 2.875%, 5/15/49	$27,294	$31,860
U.S. Treasury Note
2.750%, 8/15/21(1)(2)	20,636	21,039
1.750%, 5/31/22	13,643	13,695
2.750%, 7/31/23	4,947	5,162
2.500%, 1/31/24	56,362	58,548
1.625%, 8/15/29	26,964	26,847
TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $154,721)		157,151
MORTGAGE-BACKED SECURITIES—33.5%
Agency—28.9%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	851	912
Pool #G60019 4.500%, 3/1/44	2,072	2,239
Pool #Q31645 4.000%, 2/1/45	2,683	2,818
Pool #Q35611 4.000%, 9/1/45	3,182	3,342
Pool #V81992 4.000%, 10/1/45	2,859	3,018
Pool #G60661 4.000%, 7/1/46	5,903	6,228
Pool #Q42921 3.500%, 9/1/46	2,822	2,961
Pool #Q53881 4.500%, 1/1/48	3,254	3,482
Pool #Q54813 3.500%, 3/1/48	1,012	1,047
Pool #Q61115 4.000%, 1/1/49	2,361	2,456
Pool #Q61677 4.000%, 2/1/49	3,962	4,150
Pool #Q61680 4.000%, 2/1/49	3,684	3,848
Pool #QA0108 3.500%, 6/1/49	5,560	5,723
Pool #SD8005 3.500%, 8/1/49	2,595	2,665
Pool #QA3079 3.500%, 10/1/49	1,192	1,232
Federal National Mortgage Association
Pool #BL3182 2.980%, 7/1/29	1,499	1,562
Pool #AN6661 3.090%, 10/1/29	2,295	2,433
Pool #AN7145 3.030%, 12/1/29	1,475	1,580
Pool #FM1039 3.500%, 4/1/39	3,582	3,713
Pool #AL7497 3.500%, 9/1/40	2,452	2,575
Pool #AW8154 3.500%, 1/1/42	1,017	1,068
Pool #AS9571 3.500%, 5/1/42	5,222	5,482
Pool #CA2629 4.000%, 11/1/43	2,009	2,113

	Par Value	Value
Agency—continued
Pool #BE5050 4.000%, 9/1/45	$ 3,337	$3,541
Pool #AZ9213 4.000%, 10/1/45	845	890
Pool #AS6515 4.000%, 1/1/46	1,127	1,188
Pool #BE7213 4.000%, 4/1/47	27	29
Pool #BH7587 4.500%, 8/1/47	1,088	1,150
Pool #BH7058 3.500%, 12/1/47	2,860	2,954
Pool #BH9277 3.500%, 2/1/48	177	183
Pool #BJ0650 3.500%, 3/1/48	383	396
Pool #BN0636 4.000%, 9/1/48	2,241	2,332
Pool #BN4050 4.000%, 1/1/49	847	880
Pool #BN8510 3.500%, 5/1/49	1,268	1,305
Pool #BO3024 3.500%, 10/1/49	2,699	2,818
Government National Mortgage Association
Pool #MA4262 3.500%, 2/20/47	676	704
Pool #MA4586 3.500%, 7/20/47	4,299	4,469
Pool #MA5019 3.500%, 2/20/48	1,618	1,678
Pool #MA5596 4.500%, 11/20/48	3,186	3,342
Pool #MA5652 4.500%, 12/20/48	675	708
Pool #MA5712 5.000%, 1/20/49	1,308	1,380
Pool #MA5819 5.000%, 3/20/49	2,508	2,651

		99,245

Non-Agency—4.6%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(3)	2,265	2,376
FRESB Mortgage Trust 2016-SB17, A10F 2.420%, 5/25/26(4)	1,042	1,052
Goldman Sachs Mortgage Securities Trust 2005-ROCK, A 144A 5.366%, 5/3/32(3)	1,340	1,543
MAD Mortgage Trust 2017-330M, A 144A 3.294%, 8/15/34(3)(4)	2,040	2,121
Morgan Stanley Capital I Trust
2014-CPT, AM 144A 3.516%, 7/13/29(3)(4)	2,530	2,569
2014-150E, A 144A 3.912%, 9/9/32(3)	1,175	1,259
US 2018-USDC, A 144A 4.106%, 5/13/38(3)	640	720
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(3)	1,320	1,374

See Notes to Schedule of Investments.

SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Non-Agency—continued
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	$2,510	$2,572

		15,586
TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $112,550)		114,831
ASSET-BACKED SECURITIES—6.0%
Automobiles—0.6%
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 2.588%, 2/15/24(4)	2,260	2,268

Credit Card—4.5%
Cabela’s Credit Card Master Note Trust 2015-2, A2 (1 month LIBOR + 0.670%) 2.698%, 7/17/23(4)	940	943
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.853%, 5/15/28(4)	2,759	2,715
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 2.798%, 5/14/29(4)	2,770	2,760
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 2.628%, 12/15/26(4)	2,560	2,572
Trillium Credit Card Trust II 2019-2A, A 144A 3.038%, 1/26/24(3)	3,245	3,288
World Financial Network Credit Card Master Trust 2019-A, A 3.140%, 12/15/25	2,995	3,061

		15,339

Other—0.9%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(3)	982	1,033
Verizon Owner Trust 2019-B, A1A 2.330%, 12/20/23	1,925	1,940

		2,973
TOTAL ASSET-BACKED SECURITIES (Identified Cost $20,338)		20,580
CORPORATE BONDS AND NOTES—13.5%
Communication Services—1.2%
AT&T, Inc. 4.500%, 3/9/48	834	896
Comcast Corp.
3.150%, 2/15/28	460	480
4.700%, 10/15/48	694	850
Vodafone Group plc 4.875%, 6/19/49	1,724	1,921

		4,147

Consumer Staples—0.4%
Walmart, Inc. 3.700%, 6/26/28	1,138	1,262

	Par Value	Value
Energy—2.8%
Baker Hughes a GE Co. LLC 4.080%, 12/15/47	$891	$898
Boardwalk Pipelines LP 4.450%, 7/15/27	324	334
Enterprise Products Operating LLC 5.375%, 2/15/78	907	876
Occidental Petroleum Corp. 4.400%, 8/15/49	1,009	1,037
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(3)	1,454	1,539
Schlumberger Investment SA 144A 3.300%, 9/14/21(3)	1,309	1,333
Shell International Finance B.V. 1.750%, 9/12/21	968	966
TechnipFMC plc 3.450%, 10/1/22	243	248
Transcanada Trust 5.300%, 3/15/77	138	137
Woodside Finance Ltd. 144A 4.600%, 5/10/21(3)	2,086	2,144

		9,512

Financials—6.5%
Bank of America Corp.
3.366%, 1/23/26	816	851
4.330%, 3/15/50	1,051	1,242
BB&T Corp. 4.800% (5)(6)(7)	2,547	2,547
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(3)	822	869
Citigroup, Inc. 3.980%, 3/20/30	1,286	1,402
Fifth Third Bank 2.200%, 10/30/20	1,428	1,431
JPMorgan Chase & Co.
3.207%, 4/1/23	1,100	1,126
2.301%, 10/15/25	840	837
3.540%, 5/1/28	804	847
Lazard Group LLC 4.375%, 3/11/29	930	1,010
Manufacturers & Traders Trust Co. 3.400%, 8/17/27	863	926
Morgan Stanley
3.875%, 4/29/24	692	736
3.591%, 7/22/28	606	639
3.971%, 7/22/38	696	764
Nationwide Financial Services, Inc. 144A 5.375%, 3/25/21(3)	1,746	1,809
PNC Bank NA 2.150%, 4/29/21	1,221	1,223
Santander UK Group Holdings plc 3.373%, 1/5/24	861	875
Travelers Cos., Inc. (The) 4.050%, 3/7/48	927	1,067
US Bank NA 2.050%, 10/23/20	1,636	1,638

See Notes to Schedule of Investments.

SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

	Par Value	Value

Financials—continued
Wells Fargo & Co. 3.069%, 1/24/23	$444	$452

		22,291

Health Care—0.5%
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(3)	394	459
CommonSpirit Health 4.187%, 10/1/49	564	581
Eli Lilly & Co. 3.950%, 5/15/47	598	690

		1,730

Industrials—0.7%
ERAC USA Finance LLC 144A 5.250%, 10/1/20(3)	1,149	1,185
General Dynamics Corp. 3.375%, 5/15/23	760	795
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	322	334

		2,314

Information Technology—0.3%
Global Payments, Inc. 4.150%, 8/15/49	1,127	1,182

Materials—0.9%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,319	1,701
Newmont Goldcorp Corp. 6.250%, 10/1/39	1,068	1,418

		3,119

Utilities—0.2%
Duke Energy Corp. 3.750%, 9/1/46	786	811
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $43,117)		46,368
TOTAL LONG-TERM INVESTMENTS—98.8% (Identified Cost $330,726)		338,930

Value
TOTAL INVESTMENTS—98.8% (Identified Cost $330,726)	$338,930
Other assets and liabilities, net—1.2%	4,001

NET ASSETS—100.0%	$342,931

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
QTR	Quarterly

Footnote Legend:

(1)	All or a portion of the security is segregated as collateral for forward foreign currency exchange contracts.
(2)	All or a portion of the security is segregated as collateral for open swap contracts.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities amounted to a value of $25,621 or 7.5% of net assets.

(4)

Variable rate security. Rate disclosed is as of September 30, 2019. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

(5)	Interest may be forfeited.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.

Counterparties:

JPM	JPMorgan Chase Bank N.A.
Foreign Currencies:
BRL	Brazilian Real
CLP	Chilean Peso
MXN	Mexican Peso
USD	United States Dollar

Forward foreign currency exchange contracts as of September 30, 2019 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	36,618	USD	8,774	JPM	11/04/19	$17	$—
CLP	2,433,890	USD	3,400	JPM	10/24/19	—	(28)
MXN	71,312	USD	3,694	JPM	10/01/19	7	—
Total						$24	$(28)

See Notes to Schedule of Investments.

SEIX TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

SEPTEMBER 30, 2019

($ reported in thousands)

Over-the-counter credit default swaps - buy protection(1) outstanding as of September 30, 2019 were as follows:
Reference Entity	Payment Frequency	Counterparty	Fixed Rate	Expiration Date	Notional Amount(2)	Value	Premiums Paid (Received)	Unrealized Appreciation	Unrealized (Depreciation)
Westpac Banking Corp.	QTR	JPM	1.000%	12/20/24	(17,160) USD	$(547)	$(557)	$10	$—
Total						$(547)	$(557)	$10	$—

Footnote Legend:

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The following table summarizes the market value of the Fund’s investments as of September 30, 2019, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):

	Total Value at September 30, 2019	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$20,580	$20,580
Corporate Bonds and Notes	46,368	46,368
Mortgage-Backed Securities	114,831	114,831
U.S. Government Securities	157,151	157,151
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	24	24

Total Assets	338,954	338,954

Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	(28)	(28)
Over-the-Counter Credit Default Swap	(547)	(547)

Total Liabilities	(575)	(575)

Total Investments	$338,379	$338,379

There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2019.

There were no transfers into or out of Level 3 related to securities held at September 30, 2019.

See Notes to Schedule of Investments.

SEIX TOTAL RETURN BOND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

SEPTEMBER 30, 2019

Note 1. Security Valuation

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.

•	Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.